Reverse Capitalization	12 Months Ended
Dec. 31, 2025
Reverse Capitalization [Abstract]
Reverse Capitalization

4. Reverse capitalization

On June 17, 2024, the Company entered into the Business Combination Agreement with Greenstone, HCVI, SPAC Merger Sub, and Greenstone Merger Sub, for a proposed Business Combination. Under the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), among other matters,

(a) SPAC Merger Sub merged with and into HCVI, with HCVI continuing as the surviving company bringing net assets of $7,002,000 and, in connection therewith, each issued and outstanding security of HCVI immediately prior to the effective time of the Business Combination was no longer outstanding and was automatically cancelled, in exchange for the right of the holder thereof to receive a substantially equivalent security of Namib;

(b) Greenstone Merger Sub merged with and into Greenstone, with Greenstone continuing as the surviving company, and, in connection therewith, the ordinary shares of Greenstone (“Greenstone Shares”) issued and outstanding immediately prior to the Business Combination were cancelled in exchange for the right of the holders thereof to receive Ordinary Shares and the difference in value of $4,000 impacted the Share premium account; and

(c) as a result of the mergers, HCVI and Greenstone each became wholly-owned subsidiaries of Namib, and Ordinary Shares were listed on the Nasdaq stock market, all upon the terms and subject to the conditions set forth in the Business Combination Agreement.

The Business Combination was approved by HCVI’s shareholders at the Extraordinary General Meeting on May 6, 2025. HCVI’s shareholders also voted to approve all other proposals presented at the Extraordinary General Meeting. On June 6, 2025, the Ordinary Shares commenced trading on the Nasdaq stock market under the symbol “NAMM”.

(d) As a result of the Business Combination:

(i)	All outstanding HCVI Class A and Class B shares were cancelled in exchange for 3,927,469 Ordinary Shares. (includes HCVI Class A Shares of 107,469 and HCVI Class B Shares of 3,820,000);

(ii)	Namib issued 880,000 Ordinary Shares in satisfaction of the Polar loans;

(iii)	The result of (i) and (ii) above was that 4,807,469 Ordinary Shares were issued;

(iv)	All outstanding Greenstone Shares were cancelled in exchange for 48,869,960 Namib Ordinary Shares; and

(v)	The total increase in Namib Ordinary Shares was 53,676,429 (i.e. (ii) and (iv) above).

The Business Combination was consummated on June 5, 2025. Following the Business Combination, the ownership structure of Namib was as follows:

	Number of Ordinary Shares	% of Ownership
Sponsor, Polar, and Permitted Transferees	4,575,000	9%
Other Initial Shareholders	125,000	0%
SPAC Public Stockholders	107,469	0%
Greenstone Rollover Shares	48,869,960	91%
Total	53,677,429	100%

Reverse capitalization

As discussed in Note 1, the Business Combination was accounted for as a reverse acquisition. The consolidated assets, liabilities and results of operations are those of Greenstone for all prior periods presented. As such, the basic and diluted earnings per share related to Greenstone prior to the Business Combination have been retroactively restated based on shares reflecting the exchange ratio established in the Business Combination.

Share listing expenses under IFRS 2

As further discussed in Note 1, since the Business Combination was accounted for in accordance with IFRS 2, the difference in the fair value of the shares deemed to have been issued by the accounting acquirer and the fair value of the accounting acquiree’s identifiable net assets represented a service received by the accounting acquirer, and thus was recognized as a non-cash expense upon consummation of the Business Combination.

Upon Closing, the excess fair value of the equity interests deemed to have been issued to HCVI as consideration over the fair value of HCVI’s identifiable net liabilities was recognized as a listing expense in the amount of $65.4 million in the consolidated statements of profit or loss and other comprehensive income (loss) for the year ended December 31, 2025. The fair value of the equity interests was measured at the closing market price of HCVI’s publicly traded shares on June 5, 2025, which was $11.40 per share. See below for details.

Fair value of Ordinary Shares issued to HCVI Public Stockholders (107,469 shares at $11.40)	1,225
Fair value of Ordinary Shares issued to HCVI Sponsor and Anchor Investors (3,820,000 shares at $11.40)	43,548
Fair value of all the consideration issued by target to acquire the HCVI	44,773
Adjusted for net liabilities of HCVI	20,608
Total share listing expense	65,381

Other transaction-related costs in connection with the Business Combination

For the year ended December 31, 2025, and December 31, 2024, the Company incurred transaction-related costs in connection with the Business Combination of $10.2 million and $7,2 million respectively, excluding the share listing expenses under IFRS 2 discussed above. These transaction-related costs, primarily consisting of professional service fees such as legal and accounting services, were recorded in administrative expenses in the consolidated statements of profit or loss and other comprehensive income.